Quarterly Report
January 31, 2025
MFS®  Global Alternative
Strategy Fund
DTR-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 75.1%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc. (a)	181	$118,045
Boeing Co. (a)	1,885	332,740
CACI International, Inc., “A” (a)	179	69,141
General Dynamics Corp.	1,006	258,522
General Electric Co.	563	114,610
Hexcel Corp.	602	39,250
Honeywell International, Inc.	27	6,040
Howmet Aerospace, Inc.	2,667	337,589
KBR, Inc.	2,031	110,527
L3Harris Technologies, Inc.	158	33,498
Leidos Holdings, Inc.	351	49,853
MTU Aero Engines Holding AG	503	172,430
RTX Corp.	3,965	511,287
Singapore Technologies Engineering Ltd.	31,400	111,829
Standard Aero, Inc. (a)	2,680	71,931
Textron, Inc.	1,526	116,754
Thales S.A.	289	46,800
		$2,500,846
Airlines – 0.1%
Alaska Air Group, Inc. (a)	367	$26,883
Delta Air Lines, Inc.	651	43,793
Ryanair Holdings PLC, ADR	888	41,460
Vontier Corp.	1,095	42,212
		$154,348
Alcoholic Beverages – 0.8%
Carlsberg Group	436	$45,738
China Resources Beer Holdings Co. Ltd.	25,500	76,743
Constellation Brands, Inc., “A”	72	13,017
Diageo PLC	7,422	222,306
Heineken N.V.	5,411	376,093
Kirin Holdings Co. Ltd.	2,800	35,398
Pernod Ricard S.A.	3,230	366,747
		$1,136,042
Apparel Manufacturers – 1.2%
Burberry Group PLC	1,187	$17,382
Canada Goose Holdings, Inc. (a)(l)	1,730	18,943
Compagnie Financiere Richemont S.A.	1,578	302,492
LVMH Moet Hennessy Louis Vuitton SE	888	639,818
NIKE, Inc., “B”	328	25,223
PVH Corp.	3,693	330,893
Skechers USA, Inc., “A” (a)	1,909	143,824
Under Amour, Inc., “C” (a)	13,786	103,809
		$1,582,384
Automotive – 1.0%
Allison Transmission Holdings, Inc.	1,181	$138,815
Aptiv PLC (a)	962	60,048
Atmus Filtration Technologies, Inc.	1,033	43,200
Compagnie Generale des Etablissements Michelin	1,223	42,403
Copart, Inc. (a)	1,841	106,649
Dana, Inc.	2,393	38,145
DENSO Corp.	4,100	56,647
Lear Corp.	286	26,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
LKQ Corp.	2,242	$83,828
Modine Manufacturing Co. (a)	323	32,768
Niterra Co. Ltd.	2,400	79,122
Stanley Electric Co. Ltd. (l)	2,200	36,656
Tesla, Inc. (a)	1,414	572,104
Visteon Corp. (a)	955	80,277
		$1,397,572
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	4,088	$31,682
BioAtla, Inc. (a)(l)	682	321
Biogen, Inc. (a)	584	84,055
Blueprint Medicines Corp. (a)	337	37,923
CG Oncology, Inc. (a)	323	9,713
CSL Ltd.	399	69,396
Gilead Sciences, Inc.	3,121	303,361
Illumina, Inc. (a)	88	11,681
Immunocore Holdings PLC, ADR (a)	573	18,840
Prelude Therapeutics, Inc. (a)(l)	643	707
		$567,679
Broadcasting – 1.0%
Netflix, Inc. (a)	274	$267,632
Nippon Television Holdings, Inc.	3,500	64,609
Omnicom Group, Inc.	370	32,112
Spotify Technology S.A. (a)	1,628	893,040
Thryv, Inc. (a)	324	5,673
TKO Group Holdings, Inc. (a)	821	127,428
Walt Disney Co.	389	43,980
		$1,434,474
Brokerage & Asset Managers – 2.7%
Ares Management Co.	1,350	$267,597
B3 S.A. - Brasil Bolsa Balcao	26,100	49,975
Bank of New York Mellon Corp.	2,684	230,636
Barclays PLC	32,742	119,828
Bolsa Mexicana de Valores S.A. de C.V.	32,100	49,400
Carlyle Group, Inc.	1,549	86,992
Charles Schwab Corp.	480	39,706
Citigroup, Inc.	13,482	1,097,839
CME Group, Inc.	142	33,586
Deutsche Boerse AG	1,054	260,476
Euronext N.V.	942	109,265
Evercore Partners, Inc.	134	39,030
GCM Grosvenor, Inc., “A”	2,937	39,708
Hamilton Lane, Inc., “A”	357	56,827
KKR & Co., Inc.	1,742	291,036
London Stock Exchange Group PLC	606	90,259
LPL Financial Holdings, Inc.	267	97,960
NASDAQ, Inc.	3,517	289,590
P10, Inc.	4,499	61,456
PJT Partners, Inc.	139	22,931
Raymond James Financial, Inc.	456	76,827
StepStone Group, Inc.	682	43,703
TMX Group Ltd.	3,518	108,879
TPG, Inc.	670	45,058
WisdomTree Investments, Inc.	4,588	44,917
		$3,653,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 2.2%
Accenture PLC, “A”	1,846	$710,618
Bunzl PLC	1,473	62,973
CAR Group Ltd.	1,004	25,145
CoStar Group, Inc. (a)	1,114	85,332
Endava PLC, ADR (a)	544	17,636
ExlService Holdings, Inc. (a)	772	38,801
Experian PLC	3,204	158,875
Fidelity National Information Services, Inc.	508	41,387
Fiserv, Inc. (a)	134	28,949
Global Payments, Inc.	466	52,588
HUT 8 Corp. (a)(l)	1,308	28,370
IMCD Group N.V.	402	62,889
Intertek Group PLC	1,723	108,785
Morningstar, Inc.	287	94,320
MSCI, Inc.	382	227,966
NCR Atleos Corp. (a)	1,158	36,894
Nomura Research Institute Ltd.	5,997	203,082
NS Solutions Corp.	2,700	68,779
Persol Holdings Co. Ltd.	8,700	13,224
Pluxee N.V.	1,121	26,079
Remitly Global, Inc. (a)	1,549	36,401
Secom Co. Ltd.	400	13,435
Seek Ltd.	975	13,828
Sodexo	1,295	95,652
TransUnion	2,580	256,065
TriNet Group, Inc.	721	67,334
UL Solutions, Inc.	1,182	63,722
Verisk Analytics, Inc., “A”	1,238	355,851
		$2,994,980
Cable TV – 0.0%
Cable One, Inc.	24	$7,296
Chemicals – 0.1%
Avient Corp.	732	$31,403
BioLife Solutions, Inc. (a)	878	23,974
Eastman Chemical Co.	519	51,718
Element Solutions, Inc.	1,545	39,876
		$146,971
Computer Software – 6.2%
ACI Worldwide, Inc. (a)	787	$42,144
Adobe Systems, Inc. (a)	357	156,170
Alkami Technology, Inc. (a)	1,569	54,586
Atlassian Corp. (a)	572	175,478
Autodesk, Inc. (a)	469	146,018
Cadence Design Systems, Inc. (a)(f)	2,431	723,514
CCC Intelligent Holdings, Inc. (a)	3,884	43,151
Check Point Software Technologies Ltd. (a)	171	37,281
Computer Modelling Group Ltd.	22,663	161,082
Constellation Software, Inc.	80	261,631
CrowdStrike Holdings, Inc. (a)	264	105,090
Dassault Systemes SE	6,699	260,624
Definitive Healthcare Corp. (a)	4,950	24,057
Dun & Bradstreet Holdings, Inc.	5,928	72,914
Elastic N.V. (a)	158	17,788
Five9, Inc. (a)	851	34,883
Guidewire Software, Inc. (a)	2,849	601,908
HubSpot, Inc. (a)	170	132,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
JFrog Ltd. (a)	1,380	$47,969
Kinaxis, Inc. (a)	1,252	144,148
Manhattan Associates, Inc. (a)	307	64,037
Microsoft Corp. (f)	5,838	2,423,120
nCino, Inc. (a)	2,282	77,611
Nutanix, Inc. (a)	4,072	280,011
OBIC Co. Ltd.	4,900	145,918
Okta, Inc. (a)	126	11,872
OneStream, Inc. (a)	1,258	37,463
Pegasystems, Inc.	504	54,578
RingCentral, Inc. (a)	4,290	149,378
Salesforce, Inc.	1,509	515,625
SAP SE	3,736	1,038,164
SentinelOne, Inc., “A” (a)	3,300	79,035
ServiceNow, Inc. (a)	186	189,419
ServiceTitan, Inc., Class A (a)	114	11,716
Tyler Technologies, Inc. (a)	259	155,825
Wisetech Global Ltd.	1,255	95,294
		$8,572,022
Computer Software - Systems – 3.7%
Alten S.A.	537	$49,720
Amadeus IT Group S.A.	9,293	683,147
Apple, Inc. (f)	12,161	2,869,996
Capgemini	1,240	226,014
CDW Corp.	269	53,569
EPAM Systems, Inc. (a)	78	19,809
Fujitsu Ltd.	2,600	50,278
Hitachi Ltd.	28,300	714,031
Insight Enterprises, Inc. (a)	218	37,659
Q2 Holdings, Inc. (a)	406	38,639
QXO, Inc. (PIPE) (a)(z)	2,238	29,743
Samsung Electronics Co. Ltd.	4,602	164,139
Venture Corp. Ltd.	5,600	52,002
Verint Systems, Inc. (a)	1,000	25,380
Zebra Technologies Corp., “A” (a)	109	42,721
		$5,056,847
Construction – 1.6%
Allegion PLC	292	$38,757
AZEK Co., Inc. (a)	791	40,523
Breedon Group PLC	11,664	62,719
Builders FirstSource, Inc. (a)	792	132,486
Compagnie de Saint-Gobain S.A.	3,129	292,285
CRH PLC	3,801	376,413
Essex Property Trust, Inc., REIT	583	165,904
Everus Construction Group, Inc. (a)	237	16,308
Independence Realty Trust, Inc., REIT	4,881	93,764
James Hardie Industries PLC, GDR (a)	666	22,446
Knife River Corp. (a)	348	36,046
Masco Corp.	1,909	151,346
Mid-America Apartment Communities, Inc., REIT	244	37,230
Mohawk Industries, Inc. (a)	202	24,705
Otis Worldwide Corp.	330	31,489
Sherwin-Williams Co.	78	27,936
Smith Douglas Homes Corp. (a)	396	9,607
Stanley Black & Decker, Inc.	404	35,580
Sun Communities, Inc., REIT	299	37,823
Techtronic Industries Co. Ltd.	12,000	161,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	547	$74,288
Vulcan Materials Co.	1,020	279,633
		$2,148,378
Consumer Products – 1.2%
Church & Dwight Co., Inc.	898	$94,757
Colgate-Palmolive Co. (f)	5,173	448,499
e.l.f. Beauty, Inc. (a)	273	27,276
Estée Lauder Cos., Inc., “A”	311	25,947
International Flavors & Fragrances, Inc.	579	50,425
Kao Corp.	1,200	47,726
Kenvue, Inc.	12,984	276,429
Kimberly-Clark Corp.	3,159	410,575
Kobayashi Pharmaceutical Co. Ltd.	2,600	97,063
MGP Ingredients, Inc.	527	19,041
Newell Brands, Inc.	5,493	54,710
Prestige Consumer Healthcare, Inc. (a)	581	44,603
		$1,597,051
Consumer Services – 0.7%
Asante, Inc.	7,300	$77,858
Avis Budget Group, Inc. (a)	141	12,648
Booking Holdings, Inc.	101	478,494
Bright Horizons Family Solutions, Inc. (a)	1,280	156,928
Grand Canyon Education, Inc. (a)	213	37,411
MakeMyTrip Ltd.	787	85,995
Meitec Group Holdings, Inc.	3,600	69,860
Trip.com Group Ltd. (a)	1,550	108,778
		$1,027,972
Containers – 0.7%
AptarGroup Inc.	265	$41,645
Avery Dennison Corp.	190	35,289
Graphic Packaging Holding Co.	2,994	82,125
Owens Corning	3,644	672,500
Silgan Holdings, Inc.	751	41,320
Verallia	1,516	46,561
		$919,440
Electrical Equipment – 2.0%
AMETEK, Inc.	552	$101,877
Amphenol Corp., “A”	1,134	80,264
Berry Global, Inc.	548	37,220
Emerson Electric Co.	133	17,283
Johnson Controls International PLC	355	27,690
Legrand S.A.	2,749	281,465
Littlefuse, Inc.	171	40,760
Mitsubishi Electric Corp.	24,200	398,592
nVent Electric PLC	1,240	80,712
Schneider Electric SE	6,207	1,569,568
TE Connectivity PLC	389	57,560
TriMas Corp.	963	23,401
		$2,716,392
Electronics – 4.9%
Advanced Energy Industries, Inc.	411	$47,298
Allegro MicroSystems, Inc. (a)	1,338	32,232
Analog Devices, Inc.	2,758	584,393
Applied Materials, Inc. (f)	3,240	584,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
ASM International N.V.	204	$117,279
ASM Pacific Technology Ltd.	4,300	39,209
ASML Holding N.V.	160	118,694
ASML Holding N.V., ADR	112	82,803
Axcelis Technologies, Inc. (a)	172	11,696
Cohu, Inc. (a)	681	15,602
Corning, Inc.	825	42,966
Disco, Inc.	100	29,111
Flex Ltd. (a)	1,312	54,645
Formfactor, Inc. (a)	1,063	42,573
Lam Research Corp.	2,337	189,414
Marvell Technology, Inc.	536	60,493
Monolithic Power Systems, Inc.	203	129,386
NVIDIA Corp. (f)	22,109	2,654,628
NXP Semiconductors N.V.	428	89,259
ON Semiconductor Corp. (a)	493	25,804
Onto Innovation, Inc. (a)	263	53,852
Plexus Corp. (a)	204	28,909
Renesas Electronics Corp. (a)	3,900	52,514
Silicon Motion Technology Corp., ADR	1,305	71,266
Skyworks Solutions, Inc.	246	21,835
Taiwan Semiconductor Manufacturing Co. Ltd.	21,654	735,752
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,599	753,343
TTM Technologies, Inc. (a)	1,379	33,909
		$6,703,199
Energy - Independent – 1.4%
Antero Resources Corp. (a)	2,228	$83,149
ConocoPhillips (s)	2,265	223,850
Diamondback Energy, Inc.	283	46,514
EOG Resources, Inc.	2,112	265,668
Expand Energy Corp.	461	46,838
Hess Corp.	186	25,860
Marathon Petroleum Corp.	733	106,805
Matador Resources Co.	1,373	79,634
Permian Resources Corp.	7,702	112,834
Phillips 66	1,441	169,851
Reliance Industries Ltd.	21,514	313,350
Valero Energy Corp. (s)	1,258	167,314
Viper Energy, Inc.	1,630	76,447
Woodside Energy Group Ltd.	15,260	232,021
		$1,950,135
Energy - Integrated – 0.9%
Aker BP ASA	5,701	$119,221
Eni S.p.A.	3,945	55,600
Exxon Mobil Corp. (f)	4,325	462,040
Galp Energia SGPS S.A., “B”	4,114	68,843
TotalEnergies SE	8,764	509,065
		$1,214,769
Energy - Renewables – 0.0%
AES Corp.	1,705	$18,755
Bloom Energy Corp. (a)(l)	859	20,255
		$39,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)	1,008	$22,458
Comfort Systems USA, Inc.	190	82,983
EMCOR Group, Inc.	309	138,451
Jacobs Solutions, Inc.	513	71,887
Prologis Property Mexico S.A. de C.V., REIT	15,711	48,978
Quanta Services, Inc.	348	107,048
Taisei Corp.	5,600	234,932
TopBuild Corp. (a)	199	68,193
		$774,930
Entertainment – 0.1%
CTS Eventim AG	949	$92,936
Vivid Seats, Inc., “A” (a)	4,223	18,159
		$111,095
Food & Beverages – 1.8%
Chocoladefabriken Lindt & Sprungli AG	17	$195,217
Coca-Cola Europacific Partners PLC	504	39,589
ConAgra Brands, Inc.	945	24,466
Cranswick PLC	989	61,464
General Mills, Inc.	2,349	141,269
Hershey Co.	138	20,596
Ingredion, Inc.	2,650	361,566
Lamb Weston Holdings, Inc.	320	19,181
Mondelez International, Inc.	338	19,601
Morinaga & Co. Ltd.	4,800	82,850
Nestle S.A.	6,995	595,084
Nestle S.A., ADR	2,290	194,604
Nomad Foods Ltd.	2,532	45,221
Novozymes A/S	658	37,575
Oatly Group AB, ADR (a)	9,242	5,695
PepsiCo, Inc.	1,437	216,541
S Foods, Inc. (l)	3,400	55,003
Simply Good Foods Co. (a)	789	29,982
Toyo Suisan Kaisha Ltd.	5,400	348,612
WK Kellogg Co. (l)	620	10,286
		$2,504,402
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	1,839	$36,872
BIM Birlesik Magazalar A.S.	1,712	26,154
Jeronimo Martins, SGPS S.A.	714	14,076
JM Holdings Co. Ltd.	3,900	60,501
Paltac Corp.	2,100	58,681
Seven & I Holdings Co. Ltd.	2,300	36,497
Sundrug Co. Ltd.	3,400	92,160
		$324,941
Forest & Paper Products – 0.1%
International Paper Co.	1,308	$72,764
Suzano Papel e Celulose S.A., ADR	4,916	53,093
		$125,857
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	6,181	$62,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.9%
Aristocrat Leisure Ltd.	1,020	$47,761
DraftKings, Inc. (a)	1,840	77,188
Flutter Entertainment PLC (a)	1,270	339,052
Genius Sports Ltd. (a)	8,441	74,534
Hilton Worldwide Holdings, Inc.	107	27,400
Hyatt Hotels Corp.	819	129,590
International Game Technology PLC	3,072	52,286
Marriott International, Inc., “A”	970	281,872
Sands China Ltd. (a)	28,800	68,748
VICI Properties, Inc., REIT	1,448	43,107
Viking Holdings Ltd. (a)	653	33,061
Whitbread PLC	829	28,752
		$1,203,351
General Merchandise – 0.2%
Dollarama, Inc.	1,806	$170,901
Ollie's Bargain Outlet Holdings, Inc. (a)	430	47,949
Pan Pacific International Holdings Corp.	800	22,245
		$241,095
Health Maintenance Organizations – 0.7%
Cigna Group (f)	3,033	$892,339
Humana, Inc.	159	46,624
		$938,963
Insurance – 4.0%
AIA Group Ltd.	49,600	$348,881
American International Group, Inc.	598	44,049
Ameriprise Financial, Inc. (f)	1,611	875,353
Aon PLC	1,417	525,452
Arthur J. Gallagher & Co.	926	279,485
Assurant, Inc.	257	55,304
AXIS Capital Holdings Ltd.	393	35,771
Beazley PLC	32,313	334,496
Chubb Ltd.	181	49,210
Corebridge Financial, Inc.	8,932	301,544
Equitable Holdings, Inc.	16,689	908,215
Everest Group Ltd.	95	33,013
Hanover Insurance Group, Inc.	538	82,362
Hartford Insurance Group, Inc.	649	72,396
Hiscox Ltd.	3,670	49,736
Kemper Corp.	260	17,467
Lincoln National Corp.	1,711	60,159
Marsh & McLennan Cos., Inc.	1,413	306,451
Progressive Corp.	2,048	504,709
Reinsurance Group of America, Inc.	1,041	237,202
Samsung Fire & Marine Insurance Co. Ltd.	98	25,418
Selective Insurance Group, Inc.	350	29,446
Sompo Holdings, Inc.	1,300	36,190
Steadfast Group Ltd.	17,758	64,220
Stewart Information Services Corp.	309	20,144
Unipol Gruppo S.p.A.	5,567	75,593
Voya Financial, Inc.	533	37,838
Willis Towers Watson PLC	374	123,257
		$5,533,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.1%
Alphabet, Inc., “A” (f)	4,737	$966,443
Alphabet, Inc., “C” (f)	3,504	720,422
Gartner, Inc. (a)	320	173,705
Meta Platforms, Inc., “A” (f)	3,359	2,314,956
NAVER Corp. (a)	967	143,304
		$4,318,830
Leisure & Toys – 0.6%
Brunswick Corp.	1,391	$93,809
Corsair Gaming, Inc. (a)	2,666	24,421
Electronic Arts, Inc.	422	51,868
Hasbro, Inc.	468	27,069
Mattel, Inc. (a)	1,486	27,699
Patrick Industries, Inc.	265	25,742
Take-Two Interactive Software, Inc. (a)	855	158,611
Tencent Holdings Ltd.	6,200	326,726
VTech Holdings Ltd.	14,900	98,098
Yamaha Corp. (l)	2,000	14,120
		$848,163
Machinery & Tools – 2.7%
AGCO Corp.	388	$40,519
Albany International Corp.	808	65,246
Assa Abloy AB	13,923	424,903
Azbil Corp.	7,800	58,562
Crane Co.	538	91,632
Daikin Industries Ltd.	500	58,913
Eaton Corp. PLC	574	187,376
ESAB Corp.	232	28,731
Flowserve Corp.	1,674	104,826
GEA Group AG	11,900	629,827
Hayward Holdings, Inc. (a)	2,360	35,542
Illinois Tool Works, Inc. (s)	781	202,404
IMI PLC	7,644	189,586
Ingersoll Rand, Inc.	70	6,566
ITT, Inc.	251	37,906
Nordson Corp.	195	42,943
PACCAR, Inc.	295	32,710
Pentair PLC	453	46,967
RB Global, Inc.	783	70,063
RB Global, Inc.	5,131	458,784
Regal Rexnord Corp.	577	91,587
SIG Group AG	4,101	89,174
SMC Corp.	200	75,439
Spirax-Sarco Engineering PLC	1,302	129,850
Timken Co.	402	32,268
Toyota Industries Corp.	800	66,718
Wabtec Corp.	1,790	372,177
Weir Group PLC	1,535	45,975
		$3,717,194
Major Banks – 2.5%
ABN AMRO Group N.V., GDR	4,522	$75,885
Banco Bradesco S.A., ADR	18,620	39,288
Bank of Ireland Group PLC	33,684	333,986
BNP Paribas S.A.	1,482	101,040
DBS Group Holdings Ltd.	7,740	254,070
Erste Group Bank AG	867	53,462
Goldman Sachs Group, Inc.	161	103,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
JPMorgan Chase & Co.	2,081	$556,251
Mitsubishi UFJ Financial Group, Inc.	8,700	110,150
Morgan Stanley	2,537	351,197
NatWest Group PLC	101,230	540,723
PNC Financial Services Group, Inc.	219	44,008
Regions Financial Corp.	1,841	45,362
Resona Holdings, Inc.	46,700	346,459
State Street Corp. (s)	2,111	214,520
Wells Fargo & Co.	4,184	329,699
		$3,499,205
Medical & Health Technology & Services – 1.4%
Cencora, Inc.	222	$56,435
Certara, Inc. (a)	3,907	55,597
Encompass Health Corp.	278	27,597
Guardant Health, Inc. (a)	373	17,524
HCA Healthcare, Inc.	211	69,611
HealthEquity, Inc. (a)	364	40,193
ICON PLC (a)	292	58,131
Labcorp Holdings, Inc.	145	36,221
M3, Inc.	12,900	117,400
McKesson Corp. (f)	1,803	1,072,334
Omega Healthcare Investors, Inc., REIT	2,571	95,281
Option Care Health, Inc. (a)	1,314	40,629
Schrodinger, Inc. (a)(l)	2,710	67,953
Tempus AI, Inc. (a)	536	30,761
Universal Health Services, Inc.	173	32,621
Veeva Systems, Inc. (a)	434	101,235
Ventas, Inc., REIT	548	33,110
		$1,952,633
Medical Equipment – 2.5%
Agilent Technologies, Inc.	1,391	$210,764
Becton, Dickinson and Co.	130	32,188
Bio-Techne Corp.	1,562	114,885
Boston Scientific Corp. (a)	2,234	228,672
Ceribell, Inc. (a)(l)	516	11,873
Concentra Group Holdings, Inc.	1,540	35,897
ConvaTec Group PLC	13,806	42,282
Danaher Corp.	412	91,769
Eiken Chemical Co. Ltd. (l)	6,600	90,736
Envista Holdings Corp. (a)	3,451	70,815
EssilorLuxottica	1,940	533,497
Fractyl Health, Inc. (a)	1,207	2,221
GE Healthcare Technologies, Inc.	311	27,461
Gerresheimer AG	1,361	95,868
Globus Medical, Inc. (a)	604	56,003
Hologic, Inc. (a)	2,224	160,439
Lantheus Holdings, Inc. (a)	426	39,409
Maravai Lifesciences Holdings, Inc., “A” (a)	4,564	22,501
Masimo Corp. (a)	539	93,910
Medtronic PLC	461	41,868
Metsera, Inc. (a)	576	15,264
Natera, Inc. (a)	965	170,728
Olympus Corp.	2,100	31,895
Onset Medical, Inc., “A”(PIPE) (a)(u)	56	10,314
Penumbra, Inc. (a)	144	38,444
PROCEPT BioRobotics Corp. (a)	254	18,415
QIAGEN N.V.	1,297	57,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
QIAGEN N.V.	5,182	$230,825
Revvity, Inc.	211	26,613
Shimadzu Corp.	7,900	229,329
Smith & Nephew PLC	6,377	81,325
STERIS PLC	480	105,912
Teleflex, Inc.	139	25,053
Terumo Corp.	1,000	18,790
Thermo Fisher Scientific, Inc.	274	163,784
UFP Technologies, Inc. (a)	128	35,157
Waters Corp. (a)	285	118,412
Zimmer Biomet Holdings, Inc.	236	25,837
		$3,407,055
Metals & Mining – 0.3%
Glencore PLC	47,027	$204,372
Mitsui & Co. Ltd.	2,900	57,368
United States Steel Corp.	2,949	108,671
		$370,411
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	217	$30,925
China Resources Gas Group Ltd.	5,800	19,688
DCC PLC	1,473	101,987
Italgas S.p.A.	19,989	119,145
MDU Resources Group, Inc.	943	16,804
New Jersey Resources Corp.	687	32,942
ONE Gas, Inc.	479	33,837
UGI Corp.	1,073	32,973
		$388,301
Natural Gas - Pipeline – 0.3%
APA Group	14,121	$59,873
Cheniere Energy, Inc.	587	131,282
Plains GP Holdings LP	4,061	85,890
Targa Resources Corp.	346	68,093
		$345,138
Network & Telecom – 0.5%
Fortinet, Inc. (a)	3,388	$341,782
Qualcomm, Inc.	1,970	340,672
		$682,454
Oil Services – 0.3%
Expro Group Holdings N.V. (a)	1,656	$20,915
Halliburton Co.	716	18,630
Helmerich & Payne	498	15,732
JGC Holdings Corp. (l)	5,600	46,956
TechnipFMC PLC	6,511	195,656
Tenaris S.A., ADR	2,396	90,281
		$388,170
Other Banks & Diversified Financials – 3.4%
AIB Group PLC	63,886	$376,689
Air Lease Corp.	995	45,969
American Express Co. (f)	1,193	378,718
Banc of California, Inc.	2,023	32,408
CaixaBank S.A.	50,021	303,878
Cathay General Bancorp, Inc.	905	42,978
Chiba Bank Ltd.	31,700	270,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Columbia Banking System, Inc.	2,794	$77,953
Credicorp Ltd.	1,276	233,636
CVB Financial Corp.	1,346	28,051
Discover Financial Services	218	43,838
East West Bancorp, Inc.	933	96,071
Eastern Bankshares, Inc.	2,114	38,813
Element Fleet Management Corp.	1,847	36,283
First Hawaiian, Inc.	1,825	50,407
First Interstate BancSystem, Inc.	1,474	48,568
Glacier Bancorp, Inc.	881	43,759
HDFC Bank Ltd.	3,524	69,114
HDFC Bank Ltd., ADR	4,512	273,608
Herc Holdings, Inc.	166	33,857
Julius Baer Group Ltd.	1,511	106,114
M&T Bank Corp.	350	70,434
Mastercard, Inc., “A”	553	307,153
Metropolitan Bank & Trust Co.	86,717	102,950
Moody's Corp.	47	23,474
Northern Trust Corp.	2,991	335,859
Pacific Premier Bancorp, Inc.	2,205	57,109
Popular, Inc.	485	49,926
Prosperity Bancshares, Inc.	1,094	87,520
Sandy Spring Bancorp, Inc.	869	29,398
Shizuoka Financial Group, Inc. (l)	6,100	54,414
SLM Corp.	3,600	100,476
Synchrony Financial	5,992	413,328
Texas Capital Bancshares, Inc. (a)	499	39,396
UMB Financial Corp.	430	50,697
United Community Bank, Inc.	1,306	43,320
Visa, Inc., “A”	715	244,387
Wintrust Financial Corp.	308	40,289
		$4,680,882
Pharmaceuticals – 2.9%
AbbVie, Inc.	268	$49,285
Amicus Therapeutics, Inc. (a)	3,936	37,707
Annexon, Inc. (a)	1,393	5,349
Ascendis Pharma, ADR (a)	908	118,639
AstraZeneca PLC	1,327	186,850
Bristol-Myers Squibb Co.	2,316	136,528
Chugai Pharmaceutical Co. Ltd.	900	38,878
Collegium Pharmaceutical, Inc. (a)	746	23,962
Cytokinetics, Inc. (a)	353	17,459
Daiichi Sankyo Co. Ltd.	1,900	52,225
Eli Lilly & Co.	16	12,977
Harmony Biosciences Holdings (a)	1,036	40,166
Incyte Corp. (a)	6,083	451,115
Jazz Pharmaceuticals PLC (a)	481	59,822
Johnson & Johnson (s)	3,258	495,705
Kymera Therapeutics, Inc. (a)	481	19,043
Legend Biotech Corp., ADR (a)	395	15,050
Ligand pharmaceuticals, Inc. (a)	338	39,394
Merck & Co., Inc. (f)	4,715	465,936
Merck KGaA	387	58,776
Neurocrine Biosciences, Inc. (a)	179	27,176
Novo Nordisk A.S., “B”	1,929	162,857
Organon & Co.	8,404	130,766
Pfizer, Inc.	10,750	285,090
Roche Holding AG	2,274	714,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	849	$92,091
SpringWorks Therapeutics, Inc. (a)	681	25,538
Suzuken Co. Ltd./Aichi Japan	2,100	65,544
Ultragenyx Pharmaceutical, Inc. (a)	598	25,732
Vertex Pharmaceuticals, Inc. (a)	283	130,656
		$3,984,413
Pollution Control – 0.1%
GFL Environmental, Inc.	1,684	$72,631
Precious Metals & Minerals – 0.9%
Agnico Eagle Mines Ltd.	1,647	$153,078
Agnico Eagle Mines Ltd.	1,216	113,015
Franco-Nevada Corp.	5,406	734,898
Wheaton Precious Metals Corp.	4,218	263,177
		$1,264,168
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,072	$195,014
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	325	$25,870
CSX Corp.	3,647	119,877
Norfolk Southern Corp.	144	36,763
Sankyu, Inc.	1,800	64,226
Union Pacific Corp.	652	161,559
		$408,295
Real Estate – 1.0%
Brixmor Property Group, Inc., REIT	7,517	$195,893
Broadstone Net Lease, Inc., REIT	1,728	27,199
CapitaLand Investment Ltd.	43,000	77,546
CBRE Group, Inc., “A” (a)	515	74,541
Cushman & Wakefield PLC (a)	1,864	25,705
DigitalBridge Group, Inc., REIT	2,463	27,019
Essential Properties Realty Trust, REIT	4,585	147,179
Jones Lang LaSalle, Inc. (a)	2,022	571,822
LEG Immobilien SE	478	39,583
PennyMac Financial Services, Inc.	289	30,255
Phillips Edison & Co., REIT	998	36,257
Two Harbors Investment Corp., REIT	1,923	24,518
Urban Edge Properties, REIT	1,315	26,747
W.P. Carey, Inc., REIT	639	35,727
		$1,339,991
Real Estate - Office – 0.0%
Cousins Properties, Inc., REIT	1,090	$33,278
Douglas Emmett, Inc., REIT	1,531	28,109
		$61,387
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	475	$73,150
LXP Industrial Trust, REIT	1,432	11,914
National Storage Affiliates Trust, REIT	861	31,986
Prologis, Inc., REIT	2,249	268,193
STAG Industrial, Inc., REIT	2,514	85,929
Terreno Realty Corp., REIT	734	48,018
		$519,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Aramark	10,429	$405,792
Chipotle Mexican Grill, Inc., “A” (a)	1,328	77,489
Darden Restaurants, Inc.	140	27,333
Greggs PLC	3,114	83,090
SYSCO Corp.	415	30,262
U.S. Foods Holding Corp. (a)	2,502	177,467
Wingstop, Inc.	453	134,949
		$936,382
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	84	$28,162
Akzo Nobel N.V.	332	18,858
Ashland, Inc.	3,623	230,024
Axalta Coating Systems Ltd. (a)	1,564	56,210
Chemours Co.	1,435	27,251
Corteva, Inc.	1,209	78,911
Croda International PLC	2,419	100,091
Dow, Inc.	432	16,869
DuPont de Nemours, Inc.	933	71,654
Linde PLC	2,273	1,014,031
Quaker Chemical Corp.	188	26,542
RPM International, Inc.	358	45,323
Shin-Etsu Chemical Co. Ltd.	2,000	62,419
Sika AG	1,137	288,782
Symrise AG	1,188	121,610
		$2,186,737
Specialty Stores – 2.8%
ACV Auctions, Inc. (a)	2,376	$50,276
Alimentation Couche-Tard, Inc.	592	31,263
Amazon.com, Inc. (a)(f)	8,694	2,066,390
AutoZone, Inc. (a)	63	211,063
BJ's Wholesale Club Holdings, Inc. (a)	418	41,403
Burlington Stores, Inc. (a)	284	80,636
Chewy, Inc., “A” (a)	266	10,369
Home Depot, Inc.	124	51,086
Lowe's Cos., Inc.	1,237	321,669
NEXT PLC	228	28,067
O'Reilly Automotive, Inc. (a)	456	590,255
Ross Stores, Inc.	439	66,096
Target Corp.	965	133,083
Tractor Supply Co.	953	51,805
ZOZO, Inc.	3,000	98,401
Zumiez, Inc. (a)	856	13,662
		$3,845,524
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	4,800	$40,481
Cellnex Telecom S.A.	3,093	103,412
Etihad Etisalat Co.	5,396	83,299
Infrastrutture Wireless Italiane S.p.A.	7,373	76,639
KDDI Corp.	1,500	50,037
Rogers Communications, Inc.	584	16,041
SBA Communications Corp., REIT	200	39,512
SoftBank Group Corp.	800	48,997
		$458,418
Telephone Services – 0.0%
Hellenic Telecommunications Organization S.A.	1,068	$16,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Altria Group, Inc. (f)	12,675	$662,015
British American Tobacco PLC	2,394	94,897
Philip Morris International, Inc.	887	115,488
		$872,400
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	278	$47,599
Knight-Swift Transportation Holdings, Inc.	1,443	82,381
RXO, Inc. (a)	931	23,880
Saia, Inc. (a)	45	21,605
Seino Holdings Co. Ltd.	4,800	72,606
SG Holdings Co. Ltd. (l)	3,400	32,038
XPO, Inc. (a)	439	58,681
Yamato Holdings Co. Ltd.	2,400	28,774
		$367,564
Utilities - Electric Power – 2.0%
Alliant Energy Corp.	1,106	$65,121
Black Hills Corp.	541	31,773
CenterPoint Energy, Inc.	1,161	37,814
CLP Holdings Ltd.	3,000	24,930
CMS Energy Corp.	704	46,464
Constellation Energy	49	14,699
Dominion Energy, Inc. (f)	5,392	299,741
DTE Energy Co.	1,632	195,644
Duke Energy Corp. (f)	2,866	320,963
E.ON SE	2,923	34,629
Edison International	6,312	340,848
Iberdrola S.A.	5,941	83,957
NorthWestern Corp.	835	45,015
NRG Energy, Inc.	4,067	416,624
PG&E Corp.	10,101	158,081
Pinnacle West Capital Corp.	444	38,610
Portland General Electric Co.	1,209	49,738
PPL Corp.	555	18,648
Public Service Enterprise Group, Inc.	661	55,220
Sempra Energy	467	38,728
Southern Co.	4,313	362,076
Vistra Corp.	512	86,032
		$2,765,355
Total Common Stocks		$103,234,095
Bonds – 19.3%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$65,000	$63,322
Boeing Co., 5.15%, 5/01/2030	60,000	59,619
Boeing Co., 5.805%, 5/01/2050	176,000	165,651
General Dynamics Corp., 3.625%, 4/01/2030	96,000	91,040
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	26,000	26,007
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	39,000	39,508
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	39,000	39,045
		$484,192
Asset-Backed & Securitized – 0.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	$976,239	$40,344
ACREC 2021-FL1 Ltd., “A”, FLR, 5.566% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	47,574	47,553
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	99,745	99,460
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	36,580	36,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BDS 2021-FL7 Ltd., “B”, FLR, 5.913% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	$100,000	$99,476
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)	1,186,485	66,130
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	98,323	97,871
KREF 2018-FT1 Ltd., “A”, FLR, 5.485% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	67,290	67,294
KREF 2018-FT1 Ltd., “AS”, FLR, 5.716% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	100,011
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	17,264	17,298
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 5.987% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,018
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	94,407	93,625
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	77,431	77,902
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	20,899	20,953
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	88,460	89,093
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	30,660	30,786
		$1,084,510
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$48,368
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	204,286
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	79,000	66,108
Hyundai Capital America, 6.375%, 4/08/2030 (n)	97,000	101,570
		$420,332
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$170,000	$136,645
Walt Disney Co., 3.8%, 5/13/2060	125,000	90,919
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	61,000	53,864
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	4,000	3,690
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	64,000	58,492
		$343,610
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$53,000	$54,300
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	73,000	76,720
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	117,858
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	96,000	89,567
		$338,445
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$81,000	$77,999
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	38,992
Vulcan Materials Co., 4.5%, 6/15/2047	59,000	49,547
Vulcan Materials Co., 5.7%, 12/01/2054	46,000	44,932
		$211,470
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$134,000	$109,063
Mastercard, Inc., 4.35%, 1/15/2032	93,000	90,031
Mastercard, Inc., 3.85%, 3/26/2050	77,000	59,716
Visa, Inc., 2.05%, 4/15/2030	92,000	80,934
Visa, Inc., 2%, 8/15/2050	92,000	49,558
		$389,302
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$176,000	$180,009
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	47,000	38,621
Comcast Corp., 5.35%, 5/15/2053	118,000	108,258
Videotron Ltd., 3.625%, 6/15/2029 (n)	123,000	114,504
Videotron Ltd., 5.7%, 1/15/2035 (n)	94,000	92,331
		$533,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031	$55,000	$53,078
Accenture Capital, Inc., 4.5%, 10/04/2034	37,000	35,208
Cisco Systems, Inc., 5.5%, 1/15/2040	53,000	53,608
Microsoft Corp., 2.525%, 6/01/2050	130,000	79,736
Microsoft Corp., 2.5%, 9/15/2050	113,000	68,268
Oracle Corp., 5.55%, 2/06/2053	65,000	60,972
		$350,870
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031 (f)	$178,000	$148,966
Apple, Inc., 2.65%, 5/11/2050	193,000	120,187
		$269,153
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$37,000	$36,854
Regal Rexnord Corp., 6.05%, 4/15/2028	89,000	90,759
Regal Rexnord Corp., 6.3%, 2/15/2030	68,000	70,127
Regal Rexnord Corp., 6.4%, 4/15/2033	30,000	31,044
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	111,000	110,145
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	50,549
		$389,478
Consumer Products – 0.2%
Kenvue, Inc., 5%, 3/22/2030	$112,000	$113,084
Kenvue, Inc., 5.1%, 3/22/2043	71,000	68,088
Kenvue, Inc., 5.05%, 3/22/2053	67,000	62,000
Mattel, Inc., 3.75%, 4/01/2029 (n)	94,000	88,436
		$331,608
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$100,000	$96,919
CBRE Group, Inc., 5.95%, 8/15/2034	138,000	141,964
		$238,883
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$96,000	$96,134
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034	$118,000	$117,781
Broadcom, Inc., 5.05%, 7/12/2029	54,000	54,216
Intel Corp., 5.7%, 2/10/2053	69,000	61,437
Lam Research Corp., 4.875%, 3/15/2049	92,000	82,919
		$316,353
Emerging Market Sovereign – 0.1%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$200,000	$201,576
Energy - Independent – 0.4%
Canada National Resources Ltd., 5.4%, 12/15/2034 (n)	$19,000	$18,368
Diamondback Energy, Inc., 5.75%, 4/18/2054	67,000	62,908
EQT Corp., 3.625%, 5/15/2031 (n)	44,000	39,590
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	54,372
Occidental Petroleum Corp., 4.4%, 4/15/2046	102,000	77,039
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	87,257
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	61,564
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	87,000	92,061
		$493,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$71,328
BP Capital Markets America, Inc., 4.812%, 2/13/2033	52,000	50,395
BP Capital Markets America, Inc., 3.001%, 3/17/2052	91,000	56,991
		$178,714
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$97,000	$93,615
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	200,689
		$294,304
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$180,000	$176,577
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	196,317
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	127,000	120,326
Constellation Brands, Inc., 4.1%, 2/15/2048	149,000	114,969
Diageo Capital PLC, 5.625%, 10/05/2033	205,000	210,642
JBS USA Food Co., 6.5%, 12/01/2052	41,000	41,801
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	73,000	67,239
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	47,000	42,072
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	35,000	30,968
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	77,546
Kraft Heinz Foods Co., 5.5%, 6/01/2050	98,000	92,071
Mars, Inc., 4.55%, 4/20/2028 (n)	54,000	53,653
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	125,532
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	45,307
SYSCO Corp., 4.45%, 3/15/2048	45,000	36,965
		$1,431,985
Gaming & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$203,296
Las Vegas Sands Corp., 5.9%, 6/01/2027	44,000	44,598
Las Vegas Sands Corp., 6.2%, 8/15/2034	66,000	66,460
Marriott International, Inc., 2.85%, 4/15/2031	83,000	72,983
Marriott International, Inc., 3.5%, 10/15/2032	35,000	30,873
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	46,256
		$464,466
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$136,853
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$104,746
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	99,263
Lincoln National Corp., 5.852%, 3/15/2034	76,000	77,236
MetLife, Inc., 5.3%, 12/15/2034	88,000	87,564
		$368,809
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$46,000	$45,792
Elevance Health, Inc., 5.65%, 6/15/2054	66,000	63,077
Humana, Inc., 4.95%, 10/01/2044	46,000	39,399
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	91,756
UnitedHealth Group, Inc., 2.3%, 5/15/2031	144,000	123,182
UnitedHealth Group, Inc., 4.625%, 7/15/2035	24,000	22,727
UnitedHealth Group, Inc., 5.5%, 7/15/2044	41,000	39,787
UnitedHealth Group, Inc., 5.875%, 2/15/2053	92,000	92,293
		$518,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033	$118,000	$116,920
Arthur J. Gallagher & Co., 5%, 2/15/2032	18,000	17,685
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	89,153
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	88,207
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	67,930
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	32,319
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	70,000	43,297
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	125,000	123,360
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	70,000	66,567
		$645,438
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$205,976
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	167,879
		$373,855
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$193,000
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$197,484
CNH Industrial Capital LLC, 5.5%, 1/12/2029	101,000	102,832
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	143,360
		$443,676
Major Banks – 3.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$85,166
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	161,311
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	97,000	99,690
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	229,000	198,690
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	56,000	54,582
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	147,323
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	241,397
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	151,847
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	150,000	150,410
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	54,000	53,061
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	145,000	139,307
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	135,010
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	103,030
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	108,000	110,286
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	250,928
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	53,000	52,875
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	39,000	37,628
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	189,673
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	169,060
Morgan Stanley, 3.125%, 7/27/2026	82,000	80,297
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	48,728
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	89,389
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	144,697
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	64,000	64,002
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	215,836
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	249,729
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,572
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	64,000	65,012
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	60,000	60,298
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	164,860
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	80,856
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	117,037
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	203,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	$200,000	$145,504
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	344,256
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,941
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	100,865
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	69,000	69,351
		$4,879,114
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$193,680
HCA, Inc., 5.45%, 9/15/2034	119,000	116,571
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	203,541
IQVIA, Inc., 6.25%, 2/01/2029	47,000	48,639
Marin General Hospital, 7.242%, 8/01/2045	59,000	66,558
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	131,000	132,170
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	40,334
		$801,493
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$63,570
Stryker Corp., 4.625%, 9/11/2034	91,000	86,931
		$150,501
Metals & Mining – 0.2%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$200,000	$174,564
Vale Overseas Ltd., 6.4%, 6/28/2054	65,000	64,450
		$239,014
Midstream – 0.9%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$22,310
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	58,000	60,188
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	117,000	122,615
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	127,000	120,423
Enbridge, Inc., 5.7%, 3/08/2033	54,000	54,709
Enbridge, Inc., 5.95%, 4/05/2054	72,000	70,840
Energy Transfer LP, 4%, 10/01/2027	77,000	75,391
Energy Transfer LP, 5.95%, 5/15/2054	56,000	53,880
Enterprise Products Operating LLC, 4.85%, 1/31/2034	192,000	185,903
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	106,123	101,876
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,976
Plains All American Pipeline LP, 3.55%, 12/15/2029	146,000	136,268
Plains All American Pipeline LP, 5.95%, 6/15/2035	92,000	93,103
Targa Resources Corp., 4.95%, 4/15/2052	138,000	116,468
		$1,252,950
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$50,714
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	128,524
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	101,608
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	95,000	82,637
		$363,483
Natural Gas - Distribution – 0.0%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$53,000	$53,647
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$96,144
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	79,500
		$175,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$209,611
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	213,273
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	218,877
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	97,000	96,119
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	37,000	39,754
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	27,000	25,950
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	81,369
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	51,000	50,594
		$935,547
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$88,117
AbbVie, Inc., 5.4%, 3/15/2054	67,000	64,637
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	49,000	48,353
Eli Lilly & Co., 4.7%, 2/09/2034	146,000	141,737
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	35,202
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	28,090
Pfizer, Inc., 2.55%, 5/28/2040	58,000	40,433
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	144,599
		$591,168
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$79,000	$80,357
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$109,478
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	41,000	40,238
Canadian Pacific Railway Co., 3.1%, 12/02/2051	116,000	75,637
		$225,353
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$113,000	$109,734
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$79,800
Boston Properties LP, REIT, 2.75%, 10/01/2026	55,000	53,093
Corporate Office Property LP, REIT, 2%, 1/15/2029	100,000	88,831
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	56,112
		$277,836
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$86,000	$75,787
Prologis LP, REIT, 5.125%, 1/15/2034	127,000	125,348
		$201,135
Real Estate - Retail – 0.3%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$85,699
Realty Income Corp., REIT, 5.375%, 9/01/2054	133,000	126,079
STORE Capital Corp., REIT, 4.625%, 3/15/2029	23,000	22,210
STORE Capital Corp., REIT, 2.75%, 11/18/2030	145,000	124,730
		$358,718
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$100,000	$71,569
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	94,320
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,020
Home Depot, Inc., 3.9%, 6/15/2047	114,000	89,391
		$282,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$67,322
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	27,612
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	29,843
International Flavors & Fragrances, Inc., 5%, 9/26/2048	87,000	74,330
		$199,107
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$111,000	$80,747
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034	$70,000	$67,922
Kroger Co., 5.5%, 9/15/2054	38,000	35,606
		$103,528
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$70,000	$70,397
American Tower Corp., 5.45%, 2/15/2034	88,000	88,150
American Tower Corp., 3.7%, 10/15/2049	12,000	8,700
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	75,000	73,948
Rogers Communications, Inc., 4.5%, 3/15/2042	64,000	53,711
T-Mobile USA, Inc., 3.5%, 4/15/2025	119,000	118,705
T-Mobile USA, Inc., 5.05%, 7/15/2033	104,000	101,863
Vodafone Group PLC, 5.625%, 2/10/2053	148,000	139,521
		$654,995
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$77,000	$81,326
Philip Morris International, Inc., 5.625%, 11/17/2029	63,000	64,994
Philip Morris International, Inc., 5.125%, 2/15/2030	91,000	91,791
		$238,111
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$139,078
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 4.375%, 8/15/2043 (f)	$67,000	$63,237
U.S. Treasury Bonds, 4.75%, 11/15/2043 (f)	37,000	36,634
U.S. Treasury Bonds, 4.5%, 2/15/2044 (f)	84,000	80,361
U.S. Treasury Bonds, 4.625%, 5/15/2044 (f)	51,000	49,558
U.S. Treasury Bonds, 4.125%, 8/15/2044	71,000	64,410
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	166,000	161,150
		$455,350
Utilities - Electric Power – 1.6%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$97,000	$92,217
Alabama Power Co., 3.45%, 10/01/2049	143,000	100,183
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,175
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	80,746
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	40,000	37,750
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,346
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,295
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	171,000	148,153
Duke Energy Florida LLC, 3.4%, 10/01/2046	31,000	22,084
Duke Energy Florida LLC, 6.2%, 11/15/2053	63,000	65,990
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	168,732
Eversource Energy, 5.5%, 1/01/2034	79,000	78,537
FirstEnergy Corp., 2.65%, 3/01/2030	162,000	143,969
Florida Power & Light Co., 3.95%, 3/01/2048	170,000	132,864
Georgia Power Co., 4.7%, 5/15/2032	95,000	92,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 5.125%, 5/15/2052	$86,000	$79,295
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	107,000	91,155
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	23,000	22,405
MidAmerican Energy Co., 5.85%, 9/15/2054	91,000	91,953
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,286
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	102,000	85,112
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	51,728
Pacific Gas & Electric Co., 2.5%, 2/01/2031	123,000	103,439
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	54,377
PPL Electric Utilities Corp., 4.85%, 2/15/2034	80,000	78,110
Southern California Edison Co., 4.5%, 9/01/2040	50,000	41,980
Xcel Energy, Inc., 4.6%, 6/01/2032	101,000	96,320
Xcel Energy, Inc., 5.5%, 3/15/2034	26,000	25,786
		$2,165,382
Total Bonds		$26,556,203
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%	483	$28,975
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$0
Total Warrants				$0

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.41% (v)	5,426,165	$5,427,250
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	$ 1,700,226	31	$322
Standard & Poor's 500 Index – February 2025 @ $4,850	Put	Merrill Lynch International	8,456,742	14	2,660
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Merrill Lynch International	1,812,159	3	2,040
Standard & Poor's 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	1,812,159	3	12,390
Standard & Poor's 500 Index – December 2025 @ $4,800	Put	Merrill Lynch International	3,020,265	5	35,500
Total Purchased Options					$52,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.35% (j)	32,576	$32,576
Written Options (see table below) – (0.0)%		$(1,120)

Other Assets, Less Liabilities – 1.6%		2,187,569
Net Assets – 100.0%		$137,518,460
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,427,250 and $129,904,761, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,711,655, representing 5.6% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
QXO, Inc. (PIPE)	7/19/24	$20,455	$29,743
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Standard & Poor's 500 Index	Put	Merrill Lynch International	(14)	$(8,456,742)	$4,100	February – 2025	$(1,120)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
DKK	829,000	USD	114,381	Morgan Stanley Capital Services LLC	2/21/2025	$968
EUR	2,367,000	USD	2,436,675	Barclays Bank PLC	2/21/2025	20,639
JPY	885,093,000	USD	5,696,965	Morgan Stanley Capital Services LLC	2/21/2025	20,766
NOK	4,817,000	USD	423,599	Barclays Bank PLC	2/21/2025	1,971
SEK	41,876,000	USD	3,756,411	Deutsche Bank AG	2/21/2025	24,007
USD	571,341	AUD	883,423	Barclays Bank PLC	2/21/2025	22,091
USD	1,604,493	CAD	2,306,000	JPMorgan Chase Bank N.A.	2/21/2025	16,768
USD	626,409	CAD	872,000	Merrill Lynch International	2/21/2025	26,020
USD	354,379	CAD	497,431	State Street Corp.	2/21/2025	11,889
USD	8,373,381	CHF	7,342,619	State Street Corp.	2/21/2025	296,583
USD	913,969	DKK	6,422,287	State Street Corp.	2/21/2025	20,362
USD	13,690,023	EUR	12,910,334	State Street Corp.	2/21/2025	287,089
USD	301,876	GBP	239,000	Merrill Lynch International	2/21/2025	5,557
USD	1,257,508	HKD	9,774,902	State Street Corp.	2/21/2025	2,468
USD	75,861	IDR	1,212,682,000	Citibank N.A.	2/21/2025	1,508
USD	592,364	INR	50,231,252	Barclays Bank PLC	2/21/2025	13,142
USD	11,652,407	JPY	1,783,249,584	Morgan Stanley Capital Services LLC	2/21/2025	132,554
USD	351,334	KRW	489,025,800	Citibank N.A.	2/21/2025	14,545
USD	108,353	MXN	2,241,897	Goldman Sachs International	2/21/2025	439
USD	249,785	NZD	425,000	HSBC Bank	2/21/2025	9,987
USD	4,171,407	NZD	7,122,841	Morgan Stanley Capital Services LLC	2/21/2025	152,480
USD	3,674,566	SEK	40,326,000	Deutsche Bank AG	2/21/2025	34,077
USD	403,447	SGD	539,841	State Street Corp.	2/21/2025	5,941
USD	722,376	TWD	23,313,323	Citibank N.A.	2/21/2025	9,063
USD	114,086	ZAR	2,078,796	State Street Corp.	2/21/2025	2,971
						$1,133,885
Liability Derivatives
AUD	454,000	USD	296,151	JPMorgan Chase Bank N.A.	2/21/2025	$(13,886)
CHF	327,000	USD	373,441	State Street Corp.	2/21/2025	(13,745)
EUR	794,000	USD	838,858	JPMorgan Chase Bank N.A.	2/21/2025	(14,562)
GBP	321,205	USD	405,424	Barclays Bank PLC	2/21/2025	(7,185)
JPY	116,748,000	USD	764,141	HSBC Bank	2/21/2025	(9,945)
NOK	4,106,000	USD	371,606	Merrill Lynch International	2/21/2025	(8,851)
NOK	52,488,893	USD	4,737,296	State Street Corp.	2/21/2025	(100,026)
SEK	31,943,068	USD	2,924,826	HSBC Bank	2/21/2025	(41,118)
USD	3,597,634	AUD	5,800,000	JPMorgan Chase Bank N.A.	2/21/2025	(8,394)
USD	150,006	BRL	909,113	Goldman Sachs International	3/05/2025	(4,350)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	595,878	CHF	542,000	State Street Corp.	2/21/2025	$(316)
USD	4,395,772	GBP	3,606,000	Deutsche Bank AG	2/21/2025	(75,058)
USD	117,877	ILS	439,381	Goldman Sachs International	2/24/2025	(4,960)
USD	1,249,915	NZD	2,235,000	Morgan Stanley Capital Services LLC	2/21/2025	(11,141)
USD	92,581	THB	3,204,240	Barclays Bank PLC	2/21/2025	(2,344)
						$(315,881)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	966	$3,061,885	February – 2025	$29,695
DAX Index	Long	EUR	7	3,944,724	March – 2025	207,357
FTSE MIB Index	Long	EUR	1	188,916	March – 2025	2,310
FTSE/JSE Top 40 Index	Short	ZAR	50	2,084,894	March – 2025	63,633
Hang Seng Index	Long	HKD	29	3,792,006	February – 2025	90,083
KOSPI 200 Index	Long	KRW	2	113,249	March – 2025	3,915
Mini Ibovespa	Long	BRL	379	1,642,903	February – 2025	53,506
OMX 30 Index	Long	SEK	82	1,971,416	February – 2025	105,764
Russell 2000 Index	Short	USD	117	13,428,090	March – 2025	495,745
S&P 500 E-Mini Index	Short	USD	113	34,279,962	March – 2025	321,341
S&P MidCap 400 Index	Short	USD	34	11,050,000	March – 2025	266,456
S&P/TSX 60 Index	Long	CAD	20	4,245,089	March – 2025	48,981
						$1,688,786
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	87	$11,960,434	March – 2025	$135,087
Japan Government Bond 10 yr	Short	JPY	1	906,992	March – 2025	2,284
Long Gilt 10 yr	Long	GBP	99	11,387,527	March – 2025	51,648
U.S. Treasury Note 10 yr	Short	USD	24	2,612,250	March – 2025	21,271
U.S. Treasury Note 2 yr	Long	USD	11	2,261,875	March – 2025	804
U.S. Treasury Note 5 yr	Short	USD	9	957,516	March – 2025	5,180
						$216,274
						$1,905,060
Liability Derivatives
Equity Futures
CAC 40 Index	Short	EUR	33	$2,720,373	February – 2025	$(179,658)
FTSE 100 Index	Short	GBP	4	428,146	March – 2025	(15,763)
FTSE Taiwan Index	Short	USD	16	1,223,680	February – 2025	(2,949)
IBEX 35 Index	Short	EUR	3	384,589	February – 2025	(13,480)
Mexbol Index	Long	MXN	125	3,125,181	March – 2025	(33,519)
MSCI Singapore Index	Short	SGD	74	2,117,254	February – 2025	(46,436)
NSE IFSC NIFTY 50 Index	Short	USD	83	3,922,580	February – 2025	(47,568)
S&P/ASX 200 Index	Short	AUD	32	4,200,959	March – 2025	(81,437)
Topix Index	Short	JPY	39	6,986,885	March – 2025	(133,263)
						$(554,073)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	54	$3,770,635	March – 2025	$(78,952)
Canadian Treasury Bond 10 yr	Short	CAD	16	1,364,351	March – 2025	(34,093)
						$(113,045)
						$(667,118)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/21/35	USD	10,000,000	centrally cleared	Daily SOFR / Annually	3.893% / Annually	$166,459	$(1,783)	$164,676
3/17/55	USD	4,600,000	centrally cleared	Daily SOFR / Annually	3.765% / Annually	182,076	(3,024)	179,052
						$348,535	$(4,807)	$343,728
Liability Derivatives
Interest Rate Swaps
3/17/27	USD	43,400,000	centrally cleared	3.97% / Annually	Daily SOFR / Annually	$(48,413)	$(59)	$(48,472)
3/20/30	USD	18,300,000	centrally cleared	3.878% / Annually	Daily SOFR / Annually	(126,577)	(2,248)	(128,825)
						$(174,990)	$(2,307)	$(177,297)
At January 31, 2025, the fund had cash collateral of $512,566 and other liquid securities with an aggregate value of $14,613,680 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$68,969,412	$65,243	$10,314	$69,044,969
Japan	405,180	5,137,828	—	5,543,008
France	319,291	4,969,403	—	5,288,694
United Kingdom	1,448,635	2,672,051	—	4,120,686
Canada	2,840,687	—	—	2,840,687
Germany	340,109	2,493,237	—	2,833,346
Switzerland	1,503,785	981,779	—	2,485,564
Taiwan	824,609	735,752	—	1,560,361
Sweden	893,040	424,903	—	1,317,943
Other Countries	3,090,460	5,190,264	—	8,280,724
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	455,350	—	455,350
Non - U.S. Sovereign Debt	—	768,431	—	768,431
Municipal Bonds	—	363,483	—	363,483
U.S. Corporate Bonds	—	17,451,094	—	17,451,094
Residential Mortgage-Backed Securities	—	457,951	—	457,951
Commercial Mortgage-Backed Securities	—	106,474	—	106,474
Asset-Backed Securities (including CDOs)	—	520,085	—	520,085
Foreign Bonds	—	6,433,335	—	6,433,335
Investment Companies	5,459,826	—	—	5,459,826
Total	$86,095,034	$49,226,663	$10,314	$135,332,011
Other Financial Instruments
Futures Contracts – Assets	$1,402,303	$502,757	$—	$1,905,060
Futures Contracts – Liabilities	(197,081)	(470,037)	—	(667,118)
Forward Foreign Currency Exchange Contracts – Assets	—	1,133,885	—	1,133,885
Forward Foreign Currency Exchange Contracts – Liabilities	—	(315,881)	—	(315,881)
Swap Agreements – Assets	—	343,728	—	343,728
Swap Agreements – Liabilities	—	(177,297)	—	(177,297)
Written Options - Liabilities	(1,120)	—	—	(1,120)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$—
Change in unrealized appreciation or depreciation	(886)
Purchases	11,200
Balance as of 1/31/25	$10,314
At January 31, 2025, the fund held one level 3 security.
(2) Securities Lending Collateral
At January 31, 2025, the value of securities loaned was $369,947. These loans were collateralized by cash of $32,576 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $359,123.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,317,744	$24,875,228	$26,765,738	$(507)	$523	$5,427,250
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$103,549	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
United States	70.6%
United Kingdom	11.6%
Canada	5.0%
Hong Kong	3.3%
Sweden	2.4%
Mexico	2.3%
Turkey	2.2%
India	(2.3)%
Germany	(3.5)%
Other Countries	8.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.